Segment Information	12 Months Ended
Dec. 31, 2023
Segment Information
Segment Information

Note 20 - Segment Information

The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments.  Effective in fiscal 2023, the Company combined biodegradable packaging business into consumer products segment. This business segment change is consistent with internal management structure and reporting changes effective for fiscal 2023. Prior periods were revised to reflect retrospective application of this segment realignment. As a result, the Company has determined that it has two operating segments as defined by ASC 280, “Segment Reporting”: consumer products and electric vehicles (“EV”). Consumer products segment manufactures, sell and trade Charcoal Doctor branded products and BBQ charcoal in China well as biodegradable packaging business. The EV segment manufactures and sell electric vehicles. Management, including the chief operating decision maker, reviews operation results of consumer products and EV segments separately.

Adjustments and eliminations of inter-company transactions were not included in determining segment (loss) profit, as they are not used by the chief operating decision maker. The following table presents summary information by segment for the years ended December 31, 2023, 2022 and 2021, respectively.

	Consumer product			EV			Total
	2023	2022	2021	2023	2022	2021	2023	2022	2021
Revenue from external customers	$44,631,116	$52,969,669	$53,411,271	$2,687,304	$520,625	$1,852,402	$47,318,420	$53,490,294	$55,263,673
Cost of revenue	34,739,698	42,859,530	43,427,306	2,404,719	538,226	1,405,041	37,144,417	43,397,756	44,832,347
Gross profit	9,891,418	10,110,139	9,983,965	282,585	(17,601)	447,361	10,174,003	10,092,538	10,431,326
Interest expenses	301,467	476,173	265,248	119,618	125,864	475,152	421,085	602,037	740,400
Depreciation & amortization	209,750	237,334	271,536	92,932	115,874	645,066	302,682	353,208	916,602
Capital expenditure	213,601	4,264	11,417	182,557	77,701	213,111	396,158	81,965	224,528
Segment assets	138,747,584	129,508,454	128,727,344	2,939,013	4,623,550	5,799,714	141,686,597	134,132,004	134,527,058
Segment profit	$7,135,165	$4,299,894	$4,810,563	$(2,117,619)	$(1,713,698)	$(15,503,545)	$5,017,546	$2,586,196	$(10,692,982)

All of the Company’s long-lived assets are located in the PRC. Geographic information about the revenues, which are classified based on customers, is set out as follows:

	Years ended December 31,
	2023	2022	2021
Revenue from China	$45,735,053	$53,475,870	$55,263,673
Revenue directly from foreign countries	1,583,367	14,424	-
Total Revenue	$47,318,420	$53,490,294	$55,263,673